CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements Of Comprehensive Loss Income
Net (loss) income	$ (17,787)	$ 6,448	$ (33,904)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustment	377	(384)	381
Comprehensive (loss) income	(17,410)	6,064	(33,523)
Less: comprehensive loss attributable to non-controlling interests	(452)	(1,079)	(2,427)
Comprehensive (loss) income attributable to AirNet Technology Inc.'s shareholders	$ (16,958)	$ 7,143	$ (31,096)